Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net income (loss)		$ 1,594	$ 1,111	$ (759)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances		1,309	1,115	1,118
Policy charges and fee income		(2,225)	(2,562)	(3,464)
Net derivative (gains) losses		(879)	7,216	1,541
Credit and intent to sell losses on available for sale debt securities and loans		319	(2)	58
Investment (gains) losses, net		643	(851)	(845)
Realized and unrealized (gains) losses on trading securities		41	58	(106)
Non-cash long-term incentive compensation expense		20	(16)	29
Amortization and depreciation		247	161	1,249
Equity (income) loss from limited partnerships		(186)	(489)	(74)
Changes in:
Reinsurance recoverable	[1]	(539)	(977)	(283)
Capitalization of deferred policy acquisition costs		(702)	(741)	(565)
Future policy benefits		(494)	(380)	1,857
Current and deferred income taxes		344	185	(306)
Other, net		(151)	581	(218)
Net cash provided by (used in) operating activities		(1,716)	(1,370)	(768)
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale		14,966	33,815	18,453
Mortgage loans on real estate		1,154	1,677	630
Trading account securities		266	5,062	1,913
Real estate joint ventures		0	0	55
Short-term investments		(483)	87	1,494
Other		355	1,720	973
Payment for the purchase/origination of:
Fixed maturities, available-for-sale		(17,838)	(42,573)	(26,402)
Mortgage loans on real estate		(3,683)	(2,546)	(1,747)
Trading account securities		(220)	(164)	(534)
Short-term investments		0	(6)	(1,098)
Other		(745)	(2,663)	(1,174)
Cash settlements related to derivative instruments, net		(160)	(5,981)	1,204
Issuance of loans to affiliates		0	(1,000)	0
Repayments of loans to affiliates		0	0	300
Investment in capitalized software, leasehold improvements and EDP equipment		(49)	(59)	(66)
Other, net		81	78	(406)
Net cash provided by (used in) investing activities		(6,356)	(12,553)	(6,405)
Cash flows from financing activities:
Deposits		15,372	16,930	10,928
Withdrawals		(6,833)	(7,073)	(4,370)
Transfers (to) from Separate Accounts		1,621	2,159	2,517
Payments of MRB benefits		(601)	(564)	0
Change in collateralized pledged assets		36	34	(140)
Change in collateralized pledged liabilities		(1,572)	1,411	859
Capital contribution from parent company		0	750	0
Shareholder dividend paid		(930)	(7)	(2,149)
Purchase (redemption) of noncontrolling interests of consolidated company-sponsored investment funds		3	13	9
Other, net		(42)	42	70
Net cash provided by (used in) financing activities		7,054	13,695	7,724
Change in cash and cash equivalents		(1,018)	(228)	551
Cash and cash equivalents, beginning of year		1,815	2,043	1,492
Cash and cash equivalents, end of year		797	1,815	2,043
Supplemental cash flow information:
Income taxes (refunded) paid		45	(7)	(323)
Non-cash transactions from investing and financing activities:
Dividend to Parent		(37)	0	0
Transfer of assets to reinsurer		(2,762)	(9,023)	0
Liability for Future Policy Benefit, Remeasurement Gain (Loss)		50	30	0
Increase (Decrease) in Risk Management Assets and Liabilities		$ (1,107)	$ (5,809)	$ 0

[1]	Amount includes cash paid for Global Atlantic Transaction in 2022 of $7 million and for Venerable Transaction in 2021 of $494 million. See Note 1 of the Notes to these Consolidated Financial Statements.